Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727		$ 30,968					$ 58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Residential Mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223		26,991
Loans	324,411		325,365
Residential Mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	87,682		68,417
60.01-80%	97,341		84,927
80.01-100%	47,115		52,868
100.01-120%	20,670		30,580
Greater than 120%	13,675		28,139
No LTV/CLTV Available	2,968		3,724
Government insured/guaranteed loans	30,737		29,719
Loans, excluding Purchased Credit Impaired Loans	300,188		298,374
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100		26,839					39,214
Loans	258,497		249,900		228,894	230,235	229,536
Real estate 1-4 family first mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	74,046		56,247
60.01-80%	80,187		69,759
80.01-100%	30,843		34,830
100.01-120%	10,678		17,004
Greater than 120%	6,306		13,529
No LTV/CLTV Available	1,600		1,973
Government insured/guaranteed loans	30,737		29,719
Loans, excluding Purchased Credit Impaired Loans	234,397		223,061
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	123		152					728
Loans	65,914		75,465		85,991	96,149	103,708
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	13,636		12,170
60.01-80%	17,154		15,168
80.01-100%	16,272		18,038
100.01-120%	9,992		13,576
Greater than 120%	7,369		14,610
No LTV/CLTV Available	1,368		1,751
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	$ 65,791		$ 75,313

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.